Investment Properties - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	1 year
Top of range [member]
Disclosure of detailed information about investment property [line items]
Operating lease Term	15 years